Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Comprehensive Income
Net income (loss)	$ 4,723.2	$ 1,453.6	$ 1,067.4
Other comprehensive income (loss), net:
Net unrealized gains (losses) on available-for-sale securities	(8,848.4)	(653.1)	1,396.7
Net unrealized gains (losses) on derivative instruments	(19.8)	33.6	(35.2)
Net unrecognized postretirement benefit obligation	(2.1)	1.5	4.7
Other comprehensive income (loss)	(8,870.3)	(618.0)	1,366.2
Comprehensive income (loss)	(4,147.1)	835.6	2,433.6
Comprehensive income (loss) attributable to noncontrolling interest	62.2	24.3	19.4
Comprehensive income (loss) attributable to Principal Life Insurance Company	$ (4,209.3)	$ 811.3	$ 2,414.2